DEFERRED REVENUES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUES AND DEFERRED COSTS

NOTE 8:DEFERRED REVENUES AND DEFERRED COSTS

	December 31,
	2019	2020
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$695	$1,515
Deferred maintenance and professional services revenues	56,900	59,176
	57,595	60,691
Less - amounts offset from accounts receivable	(22,032)	(22,936)
Deferred revenues	35,563	37,755
The change in deferred revenues:
Balance at beginning of year	56,629	57,595
Deferred revenue relating to new sales	40,225	44,105
Revenue recognized during the year	(39,259)	(41,009)
Balance at end of year	57,595	60,691
Less - amounts offset from accounts receivable	(22,032)	(22,936)
Deferred revenues	$35,563	$37,755

As of December 31, 2020, the total remaining performance obligations amounted to $65,517 thousand. The Company expects that it will satisfy its remaining performance obligations over a period of three years during which, on December 31, 2020, $39,313 thousand will be recognized in the next twelve months, which constitutes 60% of total remaining performance obligations.

Assets Recognized from the Costs to Obtain a Contract with a Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,
	2019	2020
	(U.S. $ in thousands)
Balance at beginning of year	$5,313	$5,962
Additional costs deferred	3,436	3,398
Amortization of deferred costs	(2,787)	(2,733)
Balance at end of year	$5,962	$6,627